Corporate income taxes	3 Months Ended
Jan. 31, 2023
Text Block [Abstract]
Corporate income taxes
19.	Corporate income taxes
Tax Assessments
The Bank received reassessments totaling $1,515 million of tax and interest as a result of the Canada Revenue Agency (CRA) denying the tax deductibility of certain Canadian dividends received during the 2011-2017 taxation years. The circumstances of the dividends subject to these reassessments are similar to those prospectively addressed by tax rules introduced in 2015 and 2018. The Bank has filed a Notice of Appeal with the Tax Court of Canada against the federal reassessment in respect of its 2011 taxation year.
A subsidiary of the Bank received withholding tax assessments from the CRA in respect of certain of its securities lending transactions for its 2014-2017 taxation years totaling $470 million of tax, penalties and interest. On February 10, 2023, a further assessment of $83 million was received in respect of similar securities lending transactions for the 2018 taxation year.
In respect of both matters, the Bank is confident that its tax filing position was appropriate and in accordance with the relevant provisions of the Income Tax Act (Canada) and intends to vigorously defend its position.

Canadian Federal Tax Measures
On December 15, 2022, Bill C-32 relating to tax measures announced in the 2022 Federal Budget completed all readings in parliament and received royal assent to become law. These tax measures included the Canada Recovery Dividend (CRD) under which the Bank and certain Canadian banking subsidiaries will pay a one-time 15% tax on “taxable income” in excess of $1 billion, as well as an increase of 1.5
% to the federal corporate income tax rate on their taxable income above $
100 million. For the CRD, “taxable income” is based on the average taxable income for the 2020 and 2021 taxation years. The CRD is payable in equal amounts over five years.
The impact of these enacted tax measures has been recognized in the Bank’s financial results as at January 31, 2023. The Bank recognized income tax expense of $579 million in the Consolidated Statement of Income for the present value of the total CRD payable of approximately $640 million.
The increase in the Canadian statutory tax rate resulted in a benefit of $
39
 million related to the 2022 taxation year, including the revaluation of the Bank’s deferred tax assets and liabilities. Of this amount, $
13

million was recognized in the Consolidated Statement of Income and the remainder in Other Comprehensive Income.